PREFERRED AND COMMON STOCK	3 Months Ended
Nov. 30, 2016
PREFERRED AND COMMON STOCK
PREFERRED AND COMMON STOCK

5. PREFERRED AND COMMON STOCK

PREFERRED SHARES

Authorized, issued, and outstanding: 51 preferred shares.

During the period November 30, 2016, the Company issued 51 preferred Stock to the CEO of the Company. Each preferred share is convertible into one common share of the Company at the election of the holder and has voting rights equal to: 0.019607 multiplied by the issued and outstanding common shares eligible to vote at the time of the respective vote (the “Numerator”), divided by 0.49, less the Numerator. Upon issuance, the CEO of the Company will have 51% of the common shares voting rights.

COMMON SHARES

Authorized: 1,500,000,000 common shares.

Issued and outstanding: 691,436,688 common shares (August 31, 2016 – 514,198,069).

On November 30, 2016, the Company increased its authorized common shares to 1,500,000,000 shares from 700,000,000 shares.

The Company has a stock option plan (the “2010 Plan”) allowing the Company's directors to grant up to 5,000,000 stock options. The 2010 Plan allows the Company to grant options to its officers, directors and employees. In addition, the Company may grant options to individuals who act as consultants to the Company. Pursuant to the terms and conditions of the 2010 Plan, the exercise price for the stock options must be no less than: 100% of the fair market value of the common stock on the date of grant for participants that hold less than 10% of the Company's outstanding common stock; and 110% of the fair market value of the common stock on the date of grant for participants that hold 10% or more of the Company's outstanding common stock.  Options will vest at the discretion of the plan administrator. As of November 30, 2016, no options have been granted.

During the period ended November 30, 2016, the company had the following share transactions:

a)	Issued 177,238,619 shares with a fair value of $307,002 to extinguish convertible debt of $120,612 plus accrued interest of $7,409.